ENVIRONMENTAL REHABILITATION OBLIGATION FUNDS	12 Months Ended
Dec. 31, 2018
ENVIRONMENTAL REHABILITATION OBLIGATION FUNDS
ENVIRONMENTAL REHABILITATION OBLIGATION FUNDS

17.    Environmental rehabilitation obligation funds

Accounting policy

The Group’s rehabilitation obligation funds includes equity-linked investments that are fair valued at each reporting date. The fair value is calculated with reference to underlying equity instruments using industry valuation techniques and appropriate models.

Annual contributions are made to dedicated environmental rehabilitation obligation funds to fund the estimated cost of rehabilitation during and at the end of the life of the relevant mine. The amounts contributed to these funds are included under non-current assets and are measured at fair value through profit or loss. Interest earned on monies paid to rehabilitation funds is accrued on a time proportion basis and is recorded as interest income.

In addition, bank guarantees are provided for funding shortfalls of the environmental rehabilitation obligations.

Figures in million - SA rand	Note	2018	2017	2016
Balance at beginning of the year		3,492.4	3,100.5	2,413.9
Contributions		63.0	114.5	74.7
Interest income		223.5	230.4	168.2
Fair value (loss)/gain[1]		(24.9)	46.5	11.1
Environmental rehabilitation obligation funds on acquisition of subsidiaries	13	244.7	0.5	432.6
Balance at end of the year		3,998.7	3,492.4	3,100.5

Environmental rehabilitation obligation funds comprise of the following:
Restricted cash[2]		633.9	483.8	352.3
Funds		3,364.8	3,008.6	2,748.2

[1] The environmental rehabilitation trust fund includes equity-linked investments that are fair valued at each reporting date.

[2] The funds are set aside to serve as collateral against the guarantees made to the Department of Minerals and Resources for environmental rehabilitation obligations.

Fair value of environmental rehabilitation obligation funds

Environmental rehabilitation obligation funds comprise interest-bearing short-term investments and the fair value of the publicly traded instruments based on quoted market values. The environmental rehabilitation obligation funds are stated at fair value based on the nature of the fund’s investments.

The fair value hierarchy is as follows:

Figures in million - SA rand	2018	2017	2016
Level 1	3,634.0	3,117.6	2,630.6
Level 2	364.7	374.8	469.9

Credit risk

The Group is exposed to credit risk on the total carrying value of the investments held in the environmental rehabilitation obligation funds. The Group has reduced its exposure to credit risk by dealing and investing with a limited number of major financial institutions.